united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21853

Northern Lights Variable Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2; Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Andrew B. Rogers

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110; Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

TOPS® Aggressive Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2017 (Unaudited)

Shares		Fair Value

	EXCHANGE TRADED FUNDS - 98.0%
	EQUITY FUNDS - 98.0%
8,566	FlexShares Global Upstream Natural Resources Index Fund	$ 266,831
2,932	Guggenheim MSCI Global Timber	88,253
6,959	iShares Core S&P Mid-Cap ETF	1,244,965
15,794	iShares Core S&P Small-Cap ETF	1,172,231
10,581	iShares S&P 500 Growth ETF	1,517,527
13,201	iShares S&P 500 Value ETF	1,424,520
30,538	Vanguard FTSE All-World ex-US ETF	1,609,658
2,326	Vanguard FTSE All-World ex-US Small-Cap ETF	267,327
17,082	Vanguard FTSE Emerging Markets ETF	744,263
2,997	Vanguard Global ex-U.S. Real Estate ETF	178,052
2,130	Vanguard REIT ETF	176,982
1,268	WisdomTree Emerging Markets SmallCap Dividend Fund	62,170
	TOTAL EXCHANGE TRADED FUNDS (Cost - $7,494,861)	8,752,779

	SHORT-TERM INVESTMENT - 2.6%
	MONEY MARKET FUND - 2.6%
230,028	STIT - Government & Agency Portfolio, Institutional Class 0.93% (a)
	(Cost - $230,028)	230,028

	TOTAL INVESTMENTS - 100.6% (Cost - $7,724,889) (b)	$ 8,982,807
	OTHER ASSETS AND LIABILITIES - NET - (0.6)%	(55,903)
	TOTAL NET ASSETS - 100.0%	$ 8,926,904

ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
REIT - Real Estate Investment Trust
(a) Variable rate security, the money market rate shown represents the rate at September 30, 2017.
(b) Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $7,756,937 and differs from fair value by net unrealized appreciation of securities as follows:

	Unrealized appreciation:	$ 1,225,870
	Unrealized depreciation:	-
	Net unrealized appreciation:	$ 1,225,870

TOPS® Balanced ETF Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2017 (Unaudited)

Shares		Fair Value

	EXCHANGE TRADED FUNDS - 98.0%
	DEBT FUNDS - 47.8%
25,797	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$ 633,574
2,499	iShares 1-3 Year Treasury Bond ETF	211,041
6,842	iShares 3-7 Year Treasury Bond ETF	845,055
4,148	iShares Floating Rate Bond ETF	211,299
5,965	iShares iBoxx $ High Yield Corporate Bond ETF	529,453
6,113	iShares iBoxx $ Investment Grade Corporate Bond ETF	741,079
9,145	PowerShares Senior Loan Portfolio	211,798
13,781	SPDR Bloomberg Barclays Short Term Corporate Bond ETF	422,663
11,042	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	212,006
3,990	Vanguard Mortgage-Backed Securities ETF	210,592
12,812	Vanguard Short-Term Inflation-Protected	633,553
3,869	Vanguard Total International Bond ETF	211,209
		5,073,322
	EQUITY FUNDS - 50.2%
3,398	FlexShares Global Upstream Natural Resources Index Fund	105,848
3,525	Guggenheim MSCI Global Timber	106,103
2,390	iShares Core S&P Mid-Cap ETF	427,571
5,800	iShares Core S&P Small-Cap ETF	430,476
5,210	iShares S&P 500 Growth ETF	747,218
10,823	iShares S&P 500 Value ETF	1,167,910
1,123	Vanguard Energy ETF	105,090
16,161	Vanguard FTSE All-World ex-US ETF	851,846
1,857	Vanguard FTSE All-World ex-US Small-Cap ETF	213,425
9,802	Vanguard FTSE Emerging Markets ETF	427,073
5,378	Vanguard Global ex-U.S. Real Estate ETF	319,507
824	Vanguard Materials ETF	105,900
3,822	Vanguard REIT ETF	317,570
		5,325,537
	TOTAL EXCHANGE TRADED FUNDS (Cost - $9,640,631)	10,398,859

TOPS® Balanced ETF Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2017 (Unaudited)

Shares		Fair Value

SHORT-TERM INVESTMENT - 2.1%
MONEY MARKET FUND - 2.1%
223,556	STIT - Government & Agency Portfolio, Institutional Class - 0.93% (a)	$ 223,556
(Cost - $223,556)

	TOTAL INVESTMENTS - 100.1% (Cost - $9,864,187) (b)	$ 10,622,415
	OTHER ASSETS AND LIABILITIES - NET - (0.1)%	(14,900)
	TOTAL NET ASSETS - 100.0%	$ 10,607,515

ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
REIT - Real Estate Investment Trust
SPDR - Standard & Poor's Depositary Receipts
TIPS - Treasury Inflation Protected Security
(a) Variable rate security, the money market rate shown represents the rate at September 30, 2017.
(b) Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $9,938,653 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 694,961
	Unrealized depreciation:	(11,199)
	Net unrealized appreciation:	$ 683,762

TOPS® Conservative ETF Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2017 (Unaudited)

Shares		Fair Value

	EXCHANGE TRADED FUNDS - 98.0%
	DEBT FUNDS - 67.8%
25,760	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$ 632,666
6,563	iShares 1-3 Year Treasury Bond ETF	554,245
3,841	iShares 3-7 Year Treasury Bond ETF	474,402
4,660	iShares Floating Rate Bond ETF	237,380
3,924	iShares iBoxx $ Investment Grade Corporate Bond ETF	475,707
3,120	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	316,805
3,109	PIMCO Enhanced Short Maturity Active ETF	316,496
20,531	PowerShares Senior Loan Portfolio	475,498
20,657	SPDR Bloomberg Barclays Short Term Corporate Bond ETF	633,550
8,271	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	158,803
2,989	Vanguard Mortgage-Backed Securities ETF	157,759
12,794	Vanguard Short-Term Inflation-Protected Securities ETF	632,663
5,805	Vanguard Total International Bond ETF	316,895
		5,382,869
	EQUITY FUNDS - 30.2%
5,098	FlexShares Global Upstream Natural Resources Index Fund	158,803
1,788	iShares Core S&P Mid-Cap ETF	319,873
2,186	iShares Core S&P Small-Cap ETF	162,245
2,784	iShares S&P 500 Growth ETF	399,281
5,153	iShares S&P 500 Value ETF	556,060
7,563	Vanguard FTSE All-World ex-US ETF	398,646
694	Vanguard FTSE All-World ex-US Small-Cap ETF	79,761
2,682	Vanguard Global ex-U.S. Real Estate ETF	159,338
1,914	Vanguard REIT ETF	159,034
		2,393,041
	TOTAL EXCHANGE TRADED FUNDS (Cost - $7,549,698)	7,775,910

	SHORT-TERM INVESTMENT - 2.2%
	MONEY MARKET FUND - 2.2%
176,068	STIT - Government & Agency Portfolio, Institutional Class - 0.93% (a)
	(Cost - $176,068)	176,068

	TOTAL INVESTMENTS - 100.2% (Cost - $7,725,766) (b)	$ 7,951,978
	OTHER ASSETS AND LIABILITIES - NET - (0.2)%	(18,174)
	TOTAL NET ASSETS - 100.0%	$ 7,933,804

ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
REIT - Real Estate Investment Trust
SPDR - Standard & Poor's Depositary Receipts
TIPS - Treasury Inflation Protected Security
(a) Variable rate security, the money market rate shown represents the rate at September 30, 2017.
(b) Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $7,753,250 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 211,595
	Unrealized depreciation:	(12,867)
	Net unrealized appreciation:	$ 198,728

TOPS® Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2017 (Unaudited)

Shares		Fair Value

	EXCHANGE TRADED FUNDS - 98.0%
	DEBT FUNDS - 12.9%
13,387	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$ 328,785
2,660	iShares 3-7 Year Treasury Bond ETF	328,537
7,444	iShares iBoxx $ High Yield Corporate Bond ETF	660,729
25,756	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	494,515
3,112	Vanguard Mortgage-Backed Securities ETF	164,251
3,327	Vanguard Short-Term Inflation-Protected Securities ETF	164,520
		2,141,337
	EQUITY FUNDS - 85.1%
21,248	FlexShares Global Upstream Natural Resources Index Fund	661,875
5,498	Guggenheim MSCI Global Timber	165,490
10,249	iShares Core S&P Mid-Cap ETF	1,833,546
22,528	iShares Core S&P Small-Cap ETF	1,672,028
16,264	iShares S&P 500 Growth ETF	2,332,583
20,012	iShares S&P 500 Value ETF	2,159,495
1,749	Vanguard Energy ETF	163,671
53,920	Vanguard FTSE All-World ex-US ETF	2,842,123
2,898	Vanguard FTSE All World ex-US Small-Cap ETF	333,067
21,046	Vanguard FTSE Emerging Markets ETF	916,974
8,365	Vanguard Global ex-U.S. Real Estate ETF	496,965
1,286	Vanguard Materials ETF	165,277
3,974	Vanguard REIT ETF	330,200
1,698	WisdomTree Emerging Markets SmallCap Dividend Fund	83,253
		14,156,547
	TOTAL EXCHANGE TRADED FUNDS (Cost - $14,333,589)	16,297,884

	SHORT-TERM INVESTMENT - 2.1%
	MONEY MARKET FUND - 2.1%
350,332	STIT - Government & Agency, Intstitutional Class - 0.93% (a)
	(Cost - $350,332)	350,332

	TOTAL INVESTMENTS - 100.1% (Cost - $14,683,921) (b)	$ 16,648,216
	OTHER ASSETS AND LIABILITIES - NET - (0.1)%	(20,924)
	TOTAL NET ASSETS - 100.0%	$ 16,627,292

ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
REIT - Real Estate Investment Trust
TIPS - Treasury Inflation Protected Security
(a) Variable rate security, the money market rate shown represents the rate at September 30, 2017.
(b) Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $14,748,493 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 1,903,773
	Unrealized depreciation:	(4,050)
	Net unrealized appreciation:	$ 1,899,723

TOPS® Moderate Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2017 (Unaudited)

Shares		Fair Value

	EXCHANGE TRADED FUNDS - 98.0%
	DEBT FUNDS - 32.8%
22,843	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$ 561,024
4,436	iShares 1-3 Year Treasury Bond ETF	374,620
1,512	iShares 3-7 Year Treasury Bond ETF	186,747
10,577	iShares iBoxx $ High Yield Corporate Bond ETF	938,815
10,811	iShares iBoxx $ Investment Grade Corporate Bond ETF	1,310,618
16,231	PowerShares Senior Loan Portfolio	375,910
30,559	SPDR Bloomberg Barclays Short Term Corporate Bond ETF	937,245
19,410	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	372,672
7,080	Vanguard Mortgage-Backed Securities ETF	373,683
11,354	Vanguard Short-Term Inflation-Protected Securities ETF	561,455
3,427	Vanguard Total International Bond ETF	187,080
		6,179,869
	EQUITY FUNDS - 65.2%
18,094	FlexShares Global Upstream Natural Resources Index Fund	563,628
6,254	Guggenheim MSCI Global Timber	188,245
8,482	iShares Core S&P Mid-Cap ETF	1,517,430
15,550	iShares Core S&P Small-Cap ETF	1,154,121
14,531	iShares S&P 500 Growth ETF	2,084,036
19,208	iShares S&P 500 Value ETF	2,072,735
1,990	Vanguard Energy ETF	186,224
42,990	Vanguard FTSE All-World ex-US ETF	2,266,003
3,296	Vanguard FTSE All World ex-US Small-Cap ETF	378,809
17,291	Vanguard FTSE Emerging Markets ETF	753,369
9,488	Vanguard Global ex-U.S. Real Estate ETF	563,682
1,462	Vanguard Materials ETF	187,896
4,509	Vanguard REIT ETF	374,653
		12,290,831
	TOTAL EXCHANGE TRADED FUNDS (Cost - $16,829,085)	18,470,700

TOPS® Moderate Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2017 (Unaudited)

Shares		Fair Value

SHORT-TERM INVESTMENT - 2.0%
MONEY MARKET FUND - 2.0%
376,456	STIT - Government & Agency Portfolio, Institutional Class - 0.93% (a)
	(Cost - $376,456)	$ 376,456

	TOTAL INVESTMENTS - 100.0% (Cost - $17,205,541) (b)	$ 18,847,156
	OTHER ASSETS AND LIABILITIES - NET - (0.0)%	(1,315)
	TOTAL NET ASSETS - 100.0%	$ 18,845,841

ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
REIT - Real Estate Investment Trust
SPDR - Standard & Poor's Depositary Receipts
TIPS - Treasury Inflation Protected Security
(a) Variable rate security, the money market rate shown represents the rate at September 30, 2017.
(b) Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $17,318,455 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 1,536,052
	Unrealized depreciation:	(7,351)
	Net unrealized appreciation:	$ 1,528,701

TOPS® Managed Risk Balanced ETF Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2017 (Unaudited)

Shares		Fair Value

	EXCHANGE TRADED FUNDS - 88.2%
	DEBT FUNDS - 43.0%
1,346,869	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$ 33,079,103
130,801	iShares 1-3 Year Treasury Bond ETF	11,046,144
356,796	iShares 3-7 Year Treasury Bond ETF	44,067,874
217,068	iShares Floating Rate Bond ETF	11,057,444
311,796	iShares iBoxx $ High Yield Corporate Bond ETF	27,675,013
318,521	iShares iBoxx $ Investment Grade Corporate Bond ETF	38,614,301
478,509	PowerShares Senior Loan Portfolio	11,082,268
720,731	SPDR Bloomberg Barclays Short Term Corporate Bond ETF	22,104,820
572,231	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	10,986,835
208,745	Vanguard Mortgage-Backed Securities ETF	11,017,561
669,488	Vanguard Short-Term Inflation-Protected Securities ETF	33,106,182
202,067	Vanguard Total International Bond ETF	11,030,837
		264,868,382
	EQUITY FUNDS - 45.2%
177,791	FlexShares Global Upstream Natural Resources Index Fund	5,538,190
184,383	Guggenheim MSCI Global Timber	5,549,928
124,920	iShares Core S&P Mid-Cap ETF	22,348,188
301,887	iShares Core S&P Small-Cap ETF	22,406,053
272,616	iShares S&P 500 Growth ETF	39,098,587
566,289	iShares S&P 500 Value ETF	61,108,246
58,611	Vanguard Energy ETF	5,484,817
844,884	Vanguard FTSE All-World ex-US ETF	44,533,836
97,173	Vanguard FTSE All-World ex-US Small-Cap ETF	11,168,093
509,868	Vanguard FTSE Emerging Markets ETF	22,214,949
279,722	Vanguard Global ex-U.S. Real Estate ETF	16,618,284
43,106	Vanguard Materials ETF	5,539,983
199,448	Vanguard REIT ETF	16,572,134
		278,181,288
	TOTAL EXCHANGE TRADED FUNDS (Cost - $494,734,649)	543,049,670

	SHORT-TERM INVESTMENTS - 11.7%
	MONEY MARKET FUNDS - 11.4%
28,750,000	BlackRock Liquidity Funds FedFund Portfolio, Institutional Class - 0.93% (a)	28,750,000
41,472,496	STIT - Government & Agency Portfolio, Institutional Class - 0.93% (a)	41,472,496
		70,222,496

TOPS® Managed Risk Balanced ETF Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2017 (Unaudited)

Principal		Coupon (b)	Maturity	Fair Value
		U.S. TREASURY BILL - 0.3%
$ 2,000,000	United States Treasury Bill (c)	0.00%	12/21/2017	$ 1,995,613

	TOTAL SHORT-TERM INVESTMENTS (Cost - $72,218,109)			72,218,109

	TOTAL INVESTMENTS - 99.9% (Cost - $566,952,758) (d)			$ 615,267,779
	OTHER ASSETS AND LIABILITIES - NET - 0.1%			294,463
	TOTAL NET ASSETS - 100.0%			$ 615,562,242

	ETF - Exchange Traded Fund
	FTSE - Financial Times Stock Exchange
	REIT - Real Estate Investment Trust
SPDR - Standard & Poor's Depositary Receipts
	TIPS - Treasury Inflation Protected Security
	(a) Variable rate security, the money market rate shown represents the rate at September 30, 2017.
	(b) Represents discount rate at time of purchase.
	(c) All or a portion of this secuirty held as collateral for futures contracts.
(d) Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $569,379,388 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:		$ 48,062,173
		Unrealized depreciation:		(2,173,782)
		Net unrealized appreciation:		$ 45,888,391

				Unrealized
Contracts		Counterparty	Notional Value	Appreciation (Depreciation)
	LONG FUTURES CONTRACTS
65	MSCI EAFE Index Mini December 2017	Merrill Lynch	$ 6,429,800	$ 78,214
101	MSCI Emerging Market Index Mini December 2017	Merrill Lynch	5,500,965	(25,423)
62	Russell 2000 Index Mini December 2017	Merrill Lynch	4,627,990	216,928
73	S&P 500 Index E-Mini December 2017	Merrill Lynch	9,183,400	186,784
21	S&P Midcap 400 Index E-Mini December 2017	Merrill Lynch	3,770,970	173,747
	NET UNREALIZED APPRECIATION ON LONG FUTURES CONTRACTS			$ 630,250

TOPS® Managed Risk Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2017 (Unaudited)

Shares		Fair Value

	EXCHANGE TRADED FUNDS - 88.2%
	DEBT FUNDS - 11.6%
706,894	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$ 17,361,317
140,449	iShares 3-7 Year Treasury Bond ETF	17,346,856
392,747	iShares iBoxx $ High Yield Corporate Bond ETF	34,860,224
1,351,608	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	25,950,874
164,339	Vanguard Mortgage-Backed Securities ETF	8,673,812
175,687	Vanguard Short-Term Inflation-Protected Securities ETF	8,687,722
		112,880,805
	EQUITY FUNDS - 76.6%
1,119,895	FlexShares Global Upstream Natural Resources Index Fund	34,884,729
290,323	Guggenheim MSCI Global Timber	8,738,722
541,374	iShares Core S&P Mid-Cap ETF	96,851,809
1,198,508	iShares Core S&P Small-Cap ETF	88,953,264
858,475	iShares S&P 500 Growth ETF	123,122,485
1,053,755	iShares S&P 500 Value ETF	113,710,702
92,283	Vanguard Energy ETF	8,635,843
2,831,325	Vanguard FTSE All-World ex-US ETF	149,239,141
153,006	Vanguard FTSE All-World ex-US Small-Cap ETF	17,584,980
1,092,778	Vanguard FTSE Emerging Markets ETF	47,612,337
440,452	Vanguard Global ex-U.S. Real Estate ETF	26,167,253
67,877	Vanguard Materials ETF	8,723,552
209,369	Vanguard REIT ETF	17,396,470
99,666	WisdomTree Emerging Markets SmallCap Dividend Fund	4,886,624
		746,507,911
	TOTAL EXCHANGE TRADED FUNDS (Cost - $722,224,568)	859,388,716

	SHORT-TERM INVESTMENTS - 11.8%
	MONEY MARKET FUNDS - 11.4%
30,000,000	BlackRock Liquidity Funds FedFund Portfolio, Institutional Class - 0.93% (a)	30,000,000
30,000,000	Federated Prime Cash Obligations Fund, Institutional Class - 0.92% (a)	30,000,000
50,562,163	STIT - Government & Agency Portfolio, Institutional Class - 0.93% (a)	50,562,163
		110,562,163

TOPS® Managed Risk Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2017 (Unaudited)

Principal		Coupon (c)	Maturity	Fair Value

	U.S. TREASURY BILL - 0.4%
$ 4,000,000	United States Treasury Bill (b)	0.00%	12/21/2017	$ 3,991,225

	TOTAL SHORT-TERM INVESTMENTS (Cost - $114,553,388)			114,553,388

	TOTAL INVESTMENTS - 100.0% (Cost - $836,777,956) (d)			$ 973,942,104
	OTHER ASSETS AND LIABILITIES - NET - 0.0%			249,860
	TOTAL NET ASSETS - 100.0%			$ 974,191,964

ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
REIT - Real Estate Investment Trust
TIPS - Treasury Inflation Protected Security
(a) Variable rate security, the money market rate shown represents the rate at September 30, 2017.
(b) All or a portion of this secuirty may be held as collateral for futures contracs.
(c) Represents discount rate at time of purchase.
(d) Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $841,185,440 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:		$ 134,846,264
		Unrealized depreciation:		(2,089,600)
		Net unrealized appreciation:		$ 132,756,664

				Unrealized
Contracts		Counterparty	Notional Value	Appreciation (Depreciation)
	LONG FUTURES CONTRACTS
189	MSCI EAFE Index Mini December 2017	Merrill Lynch	$ 18,695,880	$ 227,422
269	MSCI Emerging Market Index Mini December 2017	Merrill Lynch	14,651,085	(67,710)
234	Russell 2000 Index Mini December 2017	Merrill Lynch	17,466,930	818,729
152	S&P 500 Index E-Mini December 2017	Merrill Lynch	19,121,600	388,921
65	S&P Midcap 400 Index E-Mini December 2017	Merrill Lynch	11,672,050	537,790
	NET UNREALIZED APPRECIATION ON LONG FUTURES CONTRACTS			$ 1,905,151

TOPS® Managed Risk Moderate Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2017 (Unaudited)

Shares		Fair Value

	EXCHANGE TRADED FUNDS - 88.2%
	DEBT FUNDS - 29.5%
1,106,658	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$ 27,179,520
214,947	iShares 1-3 Year Treasury Bond ETF	18,152,274
73,291	iShares 3-7 Year Treasury Bond ETF	9,052,171
512,378	iShares iBoxx $ High Yield Corporate Bond ETF	45,478,671
523,439	iShares iBoxx $ Investment Grade Corporate Bond ETF	63,456,510
786,334	PowerShares Senior Loan Portfolio	18,211,495
1,480,477	SPDR Bloomberg Barclays Short Term Corporate Bond ETF	45,406,230
940,399	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	18,055,661
343,034	Vanguard Mortgage-Backed Securities ETF	18,105,335
550,085	Vanguard Short-Term Inflation-Protected Securities ETF	27,201,703
166,031	Vanguard Total International Bond ETF	9,063,632
		299,363,202
	EQUITY FUNDS - 58.7%
876,580	FlexShares Global Upstream Natural Resources Index Fund	27,305,467
303,000	Guggenheim MSCI Global Timber	9,120,300
410,925	iShares Core S&P Mid-Cap ETF	73,514,483
749,596	iShares Core S&P Small-Cap ETF	55,635,015
703,982	iShares S&P 500 Growth ETF	100,965,098
930,586	iShares S&P 500 Value ETF	100,419,535
96,319	Vanguard Energy ETF	9,013,532
2,082,622	Vanguard FTSE All-World ex-US ETF	109,775,006
159,686	Vanguard FTSE All-World ex-US Small-Cap ETF	18,352,712
837,882	Vanguard FTSE Emerging Markets ETF	36,506,519
459,670	Vanguard Global ex-U.S. Real Estate ETF	27,308,995
70,839	Vanguard Materials ETF	9,104,228
218,492	Vanguard REIT ETF	18,154,500
		595,175,390
	TOTAL EXCHANGE TRADED FUNDS (Cost - $788,867,449)	894,538,592

	SHORT-TERM INVESTMENTS - 11.7%
	MONEY MARKET FUNDS - 11.3%
35,000,000	BlackRock Liquidity Funds FedFund Portfolio, Institutional Class - 0.93% (a)	35,000,000
35,000,000	Federated Prime Cash Obligations Fund, Institutional Class - 0.92% (a)	35,000,000
44,896,690	STIT - Government & Agency Portfolio, Institutional Class - 0.93% (a)	44,896,690
		114,896,690

TOPS® Managed Risk Moderate Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2017 (Unaudited)

Principal		Coupon (c)	Maturity	Fair Value

	U.S. TREASURY BILL - 0.4%
$ 4,000,000	United States Treasury Bill (b)	0.00%	12/21/2017	$ 3,991,225

	TOTAL SHORT-TERM INVESTMENTS (Cost - $118,887,915)			118,887,915

	TOTAL INVESTMENTS - 99.9% (Cost - $907,755,364) (d)			$ 1,013,426,507
	OTHER ASSETS AND LIABILITIES - NET - 0.1%			369,214
	TOTAL NET ASSETS - 100.0%			$ 1,013,795,721

ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
REIT - Real Estate Investment Trust
SPDR - Standard & Poor's Depositary Receipts
TIPS - Treasury Inflation Protected Security
(a) Variable rate security, the money market rate shown represents the rate at September 30, 2017.
(b) All or a portion of this secuirty held as collateral for futures contracts.
(c) Represents discount rate at time of purchase.
(d) Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $911,665,798 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:		$ 105,587,309
		Unrealized depreciation:		(3,826,600)
		Net unrealized appreciation:		$ 101,760,709

				Unrealized
Contracts		Counterparty	Notional Value	Appreciation (Depreciation)
	LONG FUTURES CONTRACTS
140	MSCI EAFE Index Mini December 2017	Merrill Lynch	$ 13,848,800	$ 168,461
255	MSCI Emerging Market Index Mini December 2017	Merrill Lynch	13,888,575	(64,186)
152	Russell 2000 Index Mini December 2017	Merrill Lynch	11,346,040	531,824
151	S&P 500 Index E-Mini December 2017	Merrill Lynch	18,995,800	386,362
66	S&P Midcap 400 Index E-Mini December 2017	Merrill Lynch	11,851,620	546,064
	NET UNREALIZED APPRECIATION ON LONG FUTURES CONTRACTS			$ 1,568,524

TOPS® Managed Risk Flex ETF Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2017 (Unaudited)

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 88.2%
	DEBT FUNDS - 38.5%
210,048	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$ 5,158,779
24,478	iShares 1-3 Year Treasury Bond ETF	2,067,167
50,120	iShares 3-7 Year Treasury Bond ETF	6,190,321
20,311	iShares Floating Rate Bond ETF	1,034,642
58,350	iShares iBoxx $ High Yield Corporate Bond ETF	5,179,146
59,803	iShares iBoxx $ Investment Grade Corporate Bond ETF	7,249,918
89,549	PowerShares Senior Loan Portfolio	2,073,955
134,880	SPDR Bloomberg Barclays Short Term Corporate Bond ETF	4,136,770
107,278	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	2,059,738
39,065	Vanguard Mortgage-Backed Securities ETF	2,061,851
104,408	Vanguard Short-Term Inflation-Protected Securities ETF	5,162,976
37,815	Vanguard Total International Bond ETF	2,064,321
		44,439,584
	EQUITY FUNDS - 49.7%
66,550	FlexShares Global Upstream Natural Resources Index Fund	2,073,033
34,507	Guggenheim MSCI Global Timber	1,038,661
29,249	iShares Core S&P Mid-Cap ETF	5,232,646
71,500	iShares Core S&P Small-Cap ETF	5,306,730
58,305	iShares S&P 500 Growth ETF	8,362,103
105,978	iShares S&P 500 Value ETF	11,436,086
10,969	Vanguard Energy ETF	1,026,479
178,003	Vanguard FTSE All-World ex-US ETF	9,382,538
18,186	Vanguard FTSE All-World ex-US Small-Cap ETF	2,090,117
95,626	Vanguard FTSE Emerging Markets ETF	4,166,425
52,398	Vanguard Global ex-U.S. Real Estate ETF	3,112,965
8,069	Vanguard Materials ETF	1,037,028
37,466	Vanguard REIT ETF	3,113,050
		57,377,861
	TOTAL EXCHANGE TRADED FUNDS (Cost - $93,090,894)	101,817,445

	SHORT-TERM INVESTMENTS - 11.9%
	MONEY MARKET FUND - 11.6%
13,343,134	STIT - Government & Agency Portfolio, Institutional Class - 0.93% (a)	13,343,134

TOPS® Managed Risk Flex ETF Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2017 (Unaudited)

Principal		Coupon (b)	Maturity	Fair Value

	U.S. TREASURY BILL - 0.3%
$ 300,000	United States Treasury Bill (c)	0.00%	12/21/2017	$ 299,342

	TOTAL SHORT-TERM INVESTMENTS (Cost - $13,642,476)			13,642,476

	TOTAL INVESTMENTS - 100.1% (Cost - $106,733,370) (d)			$ 115,459,921
	OTHER ASSETS AND LIABILITIES - NET - (0.1)%			(81,922)
	TOTAL NET ASSETS - 100.0%			$ 115,377,999

ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
REIT - Real Estate Investment Trust
SPDR - Standard & Poor's Depositary Receipts
TIPS - Treasury Inflation Protected Security
(a) Variable rate security, the money market rate shown represents the rate at September 30, 2017.
(b) Represents discount rate at time of purchase.
(c) All or a portion of this security may be held as collateral for futures contracts.
(d) Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $106,733,370 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:		$ 8,822,180
		Unrealized depreciation:		(95,629)
		Net unrealized appreciation:		$ 8,726,551

				Unrealized
Contracts		Counterparty	Notional Value	Appreciation (Depreciation)
	LONG FUTURES CONTRACTS
10	MSCI EAFE Index Mini December 2017	Merrill Lynch	$ 989,200	$ 12,033
18	MSCI Emerging Market Index Mini December 2017	Merrill Lynch	980,370	(4,531)
12	Russell 2000 Index Mini December 2017	Merrill Lynch	895,740	41,986
10	S&P 500 Index E-Mini December 2017	Merrill Lynch	1,258,000	25,587
4	S&P Midcap 400 Index E-Mini December 2017	Merrill Lynch	718,280	33,095
	NET UNREALIZED APPRECIATION ON LONG FUTURES CONTRACTS			$ 108,170

TOPS® ETF Portfolios

NOTES TO FINANCIAL STATEMENTS

September 30, 2017 (Unaudited)

The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Futures and options on futures are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.

Valuation of Fund of Funds - The Portfolios may invest in portfolios of open-end investment companies (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the board of directors of the open-end funds.

A Portfolio may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”).  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or Sub-Advisor.  The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or Sub-Advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor or Sub-Advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the Advisor or Sub-Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Portfolio’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Advisor or Sub-Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the Advisor or Sub-Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

TOPS® ETF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2017 (Unaudited)

Exchange Traded Funds – The Portfolios may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Portfolio may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Each Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2017 for each Portfolio’s investments measured at fair value:

Aggressive Growth ETF Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 8,752,779	$ -	$ -	$ 8,752,779
Short-Term Investment	230,028	-	-	230,028
Total	$ 8,982,807	$ -	$ -	$ 8,982,807

Balanced ETF Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 10,398,859	$ -	$ -	$ 10,398,859
Short-Term Investment	223,556	-	-	223,556
Total	$ 10,622,415	$ -	$ -	$ 10,622,415

TOPS® ETF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2017 (Unaudited)

Conservative ETF Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 7,775,910	$ -	$ -	$ 7,775,910
Short-Term Investment	176,068	-	-	176,068
Total	$ 7,951,978	$ -	$ -	$ 7,951,978

Growth ETF Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 16,297,884	$ -	$ -	$ 16,297,884
Short-Term Investment	350,332	-	-	350,332
Total	$ 16,648,216	$ -	$ -	$ 16,648,216

Moderate Growth ETF Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 18,470,700	$ -	$ -	$ 18,470,700
Short-Term Investment	376,456	-	-	376,456
Total	$ 18,847,156	$ -	$ -	$ 18,847,156

Managed Risk Balanced ETF Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 543,049,670	$ -	$ -	$ 543,049,670
Short-Term Investment	70,222,496	1,995,613	-	72,218,109
Total	$ 613,272,166	$ 1,995,613	$ -	$ 615,267,779

Asset	Level 1	Level 2	Level 3	Total
Long Futures Contracts **	$ 630,250	$ -	$ -	$ 630,250

Managed Risk Growth ETF Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 859,388,716	$ -	$ -	$ 859,388,716
Short-Term Investment	110,562,163	3,991,225	-	114,553,388
Total	$ 969,950,879	$ 3,991,225	$ -	$ 973,942,104

Asset	Level 1	Level 2	Level 3	Total
Long Futures Contracts **	$ 1,905,151	$ -	$ -	$ 1,905,151

TOPS® ETF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2017 (Unaudited)

Managed Risk Moderate Growth ETF Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 894,538,592	$ -	$ -	$ 894,538,592
Short-Term Investment	114,896,690	3,991,225	-	118,887,915
Total	$ 1,009,435,282	$ 3,991,225	$ -	$ 1,013,426,507

Asset	Level 1	Level 2	Level 3	Total
Long Futures Contracts **	$ 1,568,524	$ -	$ -	$ 1,568,524

Managed Risk Flex ETF Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 101,817,445	$ -	$ -	$ 101,817,445
Short-Term Investment	13,343,134	299,342	-	13,642,476
Total	$ 115,160,579	$ 299,342	$ -	$ 115,459,921

Asset	Level 1	Level 2	Level 3	Total
Long Futures Contracts **	$ 108,170	$ -	$ -	$ 108,170

The Portfolios did not hold any Level 3 securities during the period.

There were no transfers in to or out of Level 1 and Level 2 during the current period presented. It is the Portfolios’ policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

*Refer to the Portfolio of Investments for security classifications.

**Cumulative appreciation (depreciation) of futures contracts is reportable in the above table.

Futures Contracts – The Managed Risk Balanced ETF Portfolio, Managed Risk Growth ETF Portfolio, Managed Risk Moderate Growth ETF Portfolio and Managed Risk Flex ETF Portfolio are subject to equity price risk in the normal course of pursuing their investment objectives. The Portfolios may purchase or sell futures contracts to hedge against market risk and to reduce return volatility. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Portfolio’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Portfolio recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Portfolio’s basis in the contract. If a Portfolio were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Portfolio would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Portfolio segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

For the period ended September 30, 2017, the Portfolios had the following realized loss from futures contracts.

Portfolio	Net Realized Gain
Managed Risk Balanced ETF Portfolio	$ 3,126,640
Managed Risk Growth ETF Portfolio	7,807,358
Managed Risk Moderate Growth ETF Portfolio	7,132,355
Managed Risk Flex ETF Portfolio	468,756

TOPS® ETF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2017 (Unaudited)

For the period ended September 30, 2017, the Portfolios had the following change in unrealized appreciation from futures contracts.

Portfolio	Net Change in Unrealized Appreciation
Managed Risk Balanced ETF Portfolio	$ 256,175
Managed Risk Growth ETF Portfolio	821,008
Managed Risk Moderate Growth ETF Portfolio	666,106
Managed Risk Flex ETF Portfolio	183,142

The notional value of the futures contracts disclosed in the Portfolio of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period ended September 30, 2017 is a reflection of the volume of derivative activity for the respective Portfolio.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TOPS Portfolios

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 11/27/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 11/27/2017

By

*/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 11/27/2017